INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill

USDm	2025	2024	2023
GOODWILL
Cost:
Balance as of January 01	13.1	13.2	13.2
Exchange rate adjustments	0.1	(0.1)	—
Balance as of December 31	13.2	13.1	13.2

Impairment:
Balance as of January 01	11.4	11.4	11.4
Balance as of December 31	11.4	11.4	11.4
Carrying amount	1.8	1.7	1.8

Schedule of other intangible assets

USDm	2025	2024	2023
OTHER INTANGIBLE ASSETS
Cost:
Balance as of January 01	3.9	2.8	2.3
Exchange rate adjustments	0.3	—	—
Additions	2.6	1.1	0.5
Transfer from other items	5.0	—	—
Disposals	(0.1)	—	—
Balance as of December 31	11.7	3.9	2.8

Amortization:
Balance as of January 01	1.9	1.0	0.4
Amortization for the year	1.5	0.9	0.6
Transfer from other items	4.4	—	—
Disposals	(0.1)	—	—
Balance as of December 31	7.7	1.9	1.0
Carrying amount	4.0	2.0	1.8